Investments in subsidiaries, associates and joint ventures - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Alianca Geracao De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	55.00%
% Voting capital	55.00%
% Noncontrolling interest	45.00%
Alianca Norte Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	51.00%
% Voting capital	51.00%
% Noncontrolling interest	49.00%
Companhia Coreano Brasileira De Pelotizacao [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	50.00%
% Voting capital	50.00%
% Noncontrolling interest	50.00%
Companhia Hispano Brasileira De Pelotizacao [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	50.90%
% Voting capital	50.00%
% Noncontrolling interest	49.10%
Companhia Italo Brasileira De Pelotizacao [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	50.90%
% Voting capital	50.00%
% Noncontrolling interest	49.10%
Companhia Nipo Brasileira De Pelotizacao [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	51.00%
% Voting capital	50.00%
% Noncontrolling interest	49.00%
Samarco Mineracao S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	50.00%
% Voting capital	50.00%
% Noncontrolling interest	5000.00%
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	50.00%
% Voting capital	50.00%
% Noncontrolling interest	50.00%
Mineracao Rio Do Norte S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	40.00%
% Voting capital	40.00%
% Noncontrolling interest	60.00%
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	48.20%
% Voting capital	47.10%
% Noncontrolling interest	51.80%
V L I S A [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	29.60%
% Voting capital	29.60%
% Noncontrolling interest	70.40%
Mineracoes Brasileiras Reunidas S.A. (MBR)
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Companhia Portuaria da Baia de Sepetiba
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Salobo Metais S.A.
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
PT Vale Indonesia
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	44.30%
% Voting capital	44.30%
% Noncontrolling interest	55.70%
Vale Holdings B V [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Canada Limited
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale International S. A. [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Malaysia Minerals Sdn. Bhd.
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Oman Distribution Center LLC
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	100.00%
% Voting capital	100.00%
% Noncontrolling interest	0.00%
Vale Oman Pelletizing Company LLC
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary (as a percent)	70.00%
% Voting capital	70.00%
% Noncontrolling interest	30.00%